CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Number of shares issued (in shares)	948,524,667,000	947,797,596,000
Number of shares outstanding (in shares)	948,524,667,000	947,797,596,000